Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,855,000.00
Total Fee Amount	422.38
Total Offset Amount	0.00
Net Fee	$ 422.38
Offering Table N/A
Offset Table N/A	N/A